Other Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018		Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Accrued employee cost	$ 14,877		$ 14,020		$ 3,976
Deferred transition revenue			70,900		72,560
Retirement benefits	43,235		40,520		39,020
Derivative instruments	12,931		7,842		12,576
Amount received from GE under indemnification arrangement, pending adjustment			3,359		3,159
Advance from customers			790		2,371
Contract liabilities	55,484
Earn-out consideration	5,739		9,804		15,550
Others			18,710		11,078
Others	21,187		22,069
Capital lease obligations	2,405		2,664		2,500
Other Liabilities	$ 155,858	[1]	$ 168,609	$ 165,561	$ 162,790

[1]	As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.